6. ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
6. ACCOUNTS PAYABLE

NOTE 6: ACCOUNTS PAYABLE

As of December 31, 2017, and 2016, accounts payable were as follows:

	As of December 31,	As of December 31,
	2017	2016
Suppliers	$93,217	$2,237
Seamen	63,623	70,702
Insurers	6,085	21,480
Agents	52,641	16,134
Brokers	12,319	8,081
Managers	—	23,966
Other creditors	97,341	115,645
	$325,226	$258,245